Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2022
Registrant Name	dei_EntityRegistrantName	Cohen & Steers Low Duration Preferred & Income Fund, Inc.
Entity Central Index Key	dei_EntityCentralIndexKey	0001652200
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 29, 2022
Document Effective Date	dei_DocumentEffectiveDate	Sep. 01, 2022
Prospectus Date	rr_ProspectusDate	Sep. 01, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A